Retirement Plans (Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets) (Details) - USD ($) $ in Millions	Apr. 30, 2015	May. 31, 2014
Retirement Plans [Abstract]
Projected benefit obligation	$ 113.0	$ 105.0
Accumulated benefit obligation	107.8	100.1
Fair value of plan assets	$ 72.5	$ 71.2